Shareholders’ equity (Details Narrative) - USD ($)								1 Months Ended		12 Months Ended
	Jun. 08, 2023	May 22, 2023	May 16, 2023	May 15, 2023	Nov. 17, 2022	Jul. 25, 2022	Mar. 31, 2022	Aug. 31, 2023	Jul. 31, 2023	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Sep. 20, 2022	Aug. 03, 2021
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued					1,500,000
Ordinary shares, shares authorized										Unlimited	Unlimited
Ordinary shares, no par value					$ 0					$ 0
Ordinary shares voting rights										Holders of the Company’s ordinary shares are entitled to one vote for each ordinary share
Number of ordinary shares issued	1,600,000				6,191,770	4,626,667				1,000,000
Ordinary share issued before reverse recapitalization						500,000
Total consideration for shares issued						$ 500,000					$ 500,000
Sale price of the ordinary shares										$ 16.50
Loss on debt settlement										$ 645,612
Ordinary shares issued for debt settlement, value										2,963,218
Number of additional shares issued	$ 1.48
Value of shares issued in settlement										$ 2,368,000
Warrant to purchase ordinary share, price per share										$ 11.50
Warrants redemption price										$ 0.01
Earnout shares					4,000,000
Revenue										$ 3,706,458	3,764,295	4,558,520
Net income										(10,039,481)	$ (24,884,122)	$ 864,829
Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Resale of ordinary shares	800,000
Revenue										20,100,000
Net income										3,600,000
Triggering Event 1 [Member]
Subsidiary, Sale of Stock [Line Items]
Number of additional shares issued					$ 15.00
Earnout Shares to be issued					1,000,000
Fair value of earnout shares										1,926,610
Triggering Event 2 [Member]
Subsidiary, Sale of Stock [Line Items]
Number of additional shares issued					$ 20.00
Earnout Shares to be issued					1,000,000
Fair value of earnout shares										$ 3,273,019
Triggering Event 3 [Member]
Subsidiary, Sale of Stock [Line Items]
Earnout Shares to be issued					1,000,000
Triggering Event 3 [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Revenue					$ 20,100,000
Net income					$ 3,600,000
Triggering Event 4 [Member]
Subsidiary, Sale of Stock [Line Items]
Earnout Shares to be issued					1,000,000
Triggering Event 4 [Member] | Minimum [Member]
Subsidiary, Sale of Stock [Line Items]
Revenue					$ 40,100,000
Net income					$ 10,100,000
Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding														8,917,250
Warrants term										5 years
Public Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding										8,625,000				8,625,000
Private Warrant [Member]
Subsidiary, Sale of Stock [Line Items]
Warrants outstanding										292,250				292,250
Tan 2023 Note [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued			700,000
Resale of ordinary shares			700,000
Conversion per shares			$ 1.00	$ 1.00
Note modification amount in conversion			$ 308,000
Increase in additional paid-in capital			1,008,000
Loss on debt settlement			$ 308,000
Unpaid principal amount conversion				$ 700,000
Debt principal amount				$ 700,000
Converted shares			700,000
Ordinary shares issued for debt settlement, value			$ 700,000
Settlement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued for debt settlement			478,200
Conversion amount			$ 210,408
Conversion per shares			$ 1.00
Note modification amount in conversion			$ 478,200
Increase in additional paid-in capital			688,608
Loss on debt settlement			$ 210,408							$ 210,408
Ordinary shares issued for debt settlement, value										688,608
Settlement Agreement Two [Member]
Subsidiary, Sale of Stock [Line Items]
Conversion per shares			$ 1.00
Note modification amount in conversion			$ 127,204
Increase in additional paid-in capital			416,304
Loss on debt settlement			127,204							127,204
Unpaid principal amount conversion			$ 289,100
Ordinary shares issued for debt settlement, value										416,304
Settlement Agreement Two [Member] | Shine Link Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued for debt settlement			87,500
Settlement Agreement Two [Member] | Menora Capital Pte Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued for debt settlement			119,000
Settlement Agreement Two [Member] | 8i Holdings 2 Ptd Ltd [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued for debt settlement			82,600
Chen Settlement Agreement [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued for debt settlement			850,306
Loss on debt settlement
Ordinary shares issued for debt settlement, value			$ 850,306							$ 850,306
Number of additional shares issued				$ 1.47
Chen Settlement Agreement [Member] | Dr. Kelvin Chen [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued for debt settlement				578,439
Ordinary shares forfeited			271,867
Prepaid Forward Contracts [Member]
Subsidiary, Sale of Stock [Line Items]
Ordinary shares issued in settlement	1,600,000
Value of shares issued in settlement	$ 2,368,000
Private Placement [Member]
Subsidiary, Sale of Stock [Line Items]
Resale of ordinary shares		940,000						50,000
Sale price of the ordinary shares		$ 1.00						$ 1.00
Ordinary shares sold, value		$ 940,000						$ 50,000
Number of shares cancelled									200,000
Investor [Member]
Subsidiary, Sale of Stock [Line Items]
Capital contributions													$ 600,000
Ordinary shares issued					120,000
Wilke Services Limited [Member]
Subsidiary, Sale of Stock [Line Items]
Forgiveness of debt by a related party							$ 2,763,018
8i Holding [Member]
Subsidiary, Sale of Stock [Line Items]
Number of ordinary shares issued					6,191,770